COVID 19	12 Months Ended
Dec. 31, 2021
COVID 19
Covid 19

23. COVID-19

On March 11, 2020, the World Health Organization characterized the COVID-19 as a pandemic. Hence, several measures have been undertaken by the Argentine government and other governments around the globe in order to control the outbreak of this contagious disease.

In this regard, on March 20, 2020 the Argentine Government issued Decree No. 297/2020 establishing a preventive and mandatory social isolation policy (“the Quarantine” or “ASPO” -for its acronym in Spanish-, indistinctly) as a public health measure to contain the effects of the COVID-19 outbreak. Such decree established that persons were to refrain from going to their workplaces, and may not travel along routes, roads or public spaces. As from the adoption of the Quarantine, the government has extended it in many opportunities and it has ordered the preventive and mandatory social distancing (“DISPO” -for its acronym in Spanish-). Subsequently, the Argentine Executive Power ordered the “General Prevention Measures”. The last one of these measures was issued through Decree No. 678/2021 published in the Official Gazette on October 1, 2021 and it was in force until December 31, 2021. As of the date of these financial statements, the Health Emergency established originally by Decree No. 260/2020, and extended until December 31, 2022 by Decree No. 867/2021, is in effect.

Moreover, as an additional measure to control the virus in Argentina, restrictions were imposed on the entering of people to the country and on international flights several times since the beginning of the pandemic.

On the other hand, since late 2020, the vaccination campaign to prevent COVID-19 has commenced in Argentina.

Pursuant to Decree 297/2020, minimum shifts ensuring the operation and maintenance of electric energy generators were exempted from the Quarantine. Furthermore, on April 7, 2020, pursuant to Administrative Decision 468/2020 issued by the Presidency of the Cabinet of Ministers, the construction of private sector energy infrastructure was included within the activities exempted from the ASPO.

Some of the main identified impacts that this crisis has and may have in the future for the Company are the following:

Operations - Power generation

–

Reduction in the electric energy dispatched. Due to the Quarantine, most of the businesses in Argentina, especially in the industrial sector experienced difficulties in their normal operations. At the beginning of Quarantine the total electric energy demand had significantly declined, and although as of this date the demand has returned to values similar to the ones previous to the pandemic, this situation reduced the Group’s generation of thermal power in such period and it could affect it in the future -but to a lower extent-, in particular our units with higher heat rate (less efficient).

–

Increased delays in payments and/or risk of uncollectability from the Group’s private clients. Despite the fact that CAMMESA is paying its obligations, the reduced economic activity due to the Quarantine also affected the cash flow of CAMMESA and the cash flow of our private clients. Even if as of this date the situation has considerably improved, there still exists the risk of delay in the payment of private clients and, therefore, the risk of uncollectability of private clients.

–

Personnel safeguard. Multiple measures have been implemented to protect the health of all the personnel who work in the operation and maintenance of the generation units, as well as in the works that were carried out by the Group. Some of those measures include: a) the isolation of the teams that operate the Group’s different units preventing contact between different teams, b) the avoidance of contact between personnel of different shifts, c) the use of extra protection, and additional sanitary measures, d) using virtual meetings, e) identify key personnel in order to have the necessary back up teams should a contingency arise, f) drafting and publication of health and safety plans and/or protocols both for the plants in operation and works in development. These measures have been effective to protect the Group’s personnel, and at the date of these financial statements, a low contagion level has been registered within the Group’s personnel.

–

Lack of necessary supplies/equipment, or delays in supplies. The pandemic may also affect the provision of essential supplies. Although the provision of the necessary supplies is also considered an essential activity under the enacted emergency framework and usually a stock of spare parts is kept as backup, the Company cannot assure that the provision of the necessary supplies will not be affected. Furthermore, the measures taken by foreign countries in which some of the Group’s supplies and spare parts are produced, may also affect the Group’s stock of spare parts. Any delay in the provision of essential equipment or supplies may affect the Group’s operations.

Projects under construction during the pandemic

COVID-19 outbreak has had an impact on the projects that were under construction. Therefore, there have been delays in the completion dates originally set.

Since the issuance of Administrative Decision 468/2020 abovementioned, the project construction activities were resumed. This required the implementation of health safety measures according to the requests established and recommended by health authorities. Regard being had to the foregoing, a procedure and a protocol were drafted, which have to be complied with by the personnel, contractors and subcontractors.

Regarding the Terminal 6-San Lorenzo thermal plant described in Note 20.7, once the aforementioned Administrative Decision 468/2020 was issued, construction was resumed on April 27, 2020. Additionally, as mentioned above, travel restrictions and national borders lockdown imposed by the government, among others, delayed the arrival of necessary personnel for the project, some of which were expected to arrive from countries affected by the outbreak. The Company notified CAMMESA and the Energy Secretariat on the situation and requested: (i) the suspension of agreement terms as from March 20, 2020 and until the situation is normalized, and (ii) the non-application of sanctions for the case in which the Company cannot comply with the committed dates on the Wholesale Demand Agreement entered into with CAMMESA mentioned in Note 20.7, so as to avoid possible sanctions stemming from a delay in the completion of the project due to unforeseen and inevitable reasons. In this sense, on June 10, 2020, the Secretariat of Energy ordered CAMMESA to temporarily suspend the calculation of the terms set forth for those projects that had not obtained the commercial authorization, among which the cogeneration station Terminal 6 - San Lorenzo is included, for a maximum postponement term of six months from March 12 to September 12, 2020. On July 15, 2020, the Company communicated the Secretariat of Energy, with copy to CAMMESA, that the temporary suspension of the terms was not sufficient to comply with the new terms under the Wholesale Demand Agreement since the numerous measures adopted due to COVID-19 generated a strong slowdown in all the activities related to the work of the cogeneration unit Terminal 6 - San Lorenzo. Dated September 10, 2020, the Undersecretariat of Electrical Energy granted a new suspension of the terms for the commercial authorization of the projects between September 12, 2020 and November 25, 2020, being subject to certain requirements to be fulfilled before CAMMESA. Then, CAMMESA granted a new extension for 45 days. This way, the calculation of periods had been suspended for a total of 294 days counted as from the originally committed date for the commercial authorization (September 1, 2020), this is to say until June 22, 2021. At the time, the Company requested CAMMESA and the Secretariat of Energy the extension of the commercial authorization of Terminal 6 - San Lorenzo project for additional 90 days. It is worth mentioning that on November 21, 2020, open cycle commercial operation had begun, while on August 15, 2021, the power station was authorized to operate commercially at combined cycle. On August 23, 2021, we received a note from CAMMESA whereby it informed that a penalty for USD 4,444,933 was established on the grounds of the delay on reaching the commercial authorization. The Company rejected such penalty. Finally, on January 27, 2022, the Secretariat of Energy issued Resolution No. 39/2022, which allowed for those generators with projects under the scope of Resolution No. 287/2017, that had not been authorized on the date established within the extensions of the previously granted term, to set a new date. Within this context, the Company stated August 15, 2021 as the new Commercial Authorization date of the project Terminal 6 San Lorenzo (effective completion date). Therefore, the application of the penalty previously mentioned is deemed invalid.

The effects of the COVID-19 crisis also pose challenges to the beginning of works for closing of the combined cycle at the Brigadier López plant, delaying the start of construction of such project, not only because of the restrictions to the construction mentioned above, but also due to lower energy demand and difficulties to obtain the necessary financing for projects in the current market situation.

In addition, the COVID-19 crisis may reduce the possibility of new projects that would enable the use of the gas turbine included under "Gas turbines" item within property, plant and equipment.

Access to Capital Markets

Due to the outbreak of COVID-19, access to the capital and financial markets in Argentina and/or in foreign markets was also substantially reduced. Although cash flow and liquidity of the Group is deemed sufficient to meet the working capital, debt service obligations and capital expenditure requirements, any further deterioration of the current economic situation may result in a deterioration of the Company´s finances, in a context of lack of access or substantial reduction of credit availability in the financial markets.

Natural gas distribution operating segment

The COVID-19 pandemic crisis may affect the natural gas distribution associate’s income (ECOGAS Group). Although such economic activity was exempt from the Quarantine, the resulting economic downturn reduced the volumes distributed to the clients at the beginning of the Quarantine. Moreover, some measures adopted by the Argentine government to mitigate the effects of the COVID-19 outbreak in the economy could also affect ECOGAS Group financial performance. For example, the government had ruled a 180-day period, starting on March 1, 2020, where the suspension of the natural gas service was not permitted, upon certain circumstances and limited to certain users; that period was subsequently extended until March 31, 2021.

The Group will continue taking all the available measures to mitigate the effects that the COVID-19 pandemic crisis has on the operations, the projects undergoing and the Group´s financial position.